Offerings - Offering: 1	Apr. 23, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A common stock, $0.0001 par value per share
Amount Registered | shares	5,000,000
Proposed Maximum Offering Price per Unit	19.00
Maximum Aggregate Offering Price	$ 95,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 13,119.50
Offering Note	(a) Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement also covers an indeterminate number of additional shares of common stock as may be issuable with respect to the shares being issued hereunder as a result of a stock split, stock dividend, capitalization or similar event. (b) Estimated pursuant to Rule 457(c) under the Securities Act solely for the purpose of calculating the amount of the registration fee, based upon the average of the high and low prices of the registrant's Class A common stock as reported on the New York Stock Exchange as of April 20, 2026 (such date being within five business days of the date that this registration statement was first filed with the Securities and Exchange Commission).